UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07641

                      Advantage Advisers Augusta Fund, LLC
              -------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
              -------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kenneth Gerstein
                             Schulte, Roth and Zabel
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
              -------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-667-4225

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2005
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS
(UNAUDITED)
--------------------------------------------------------------------------------


                                                                  MARCH 31, 2005
SHARES                                                             MARKET VALUE

          COMMON STOCK - 100.53%

            BUILDING - MOBILE HOME / MANUFACTURED HOUSING - 1.68%
 35,850         Winnebago Industries, Inc.                          $ 1,132,860
                                                                    -----------
            CHEMICALS - SPECIALTY - 2.17%
 37,000         International Flavors & Fragrances, Inc.              1,461,500
                                                                    -----------
            COMMERCIAL BANKS - CENTRAL U.S. - 2.27%
 44,000         International Bancshares Corp.                        1,525,480
                                                                    -----------
            COMMERCIAL BANKS - WESTERN U.S. - 3.86%
 25,000         Greater Bay Bancorp                                     610,250
 45,000         Silicon Valley Bancshares*                            1,982,700
                                                                    -----------
                                                                      2,592,950
                                                                    -----------
            CONTAINERS - METAL / GLASS - 4.24%
131,600         Crown Holdings, Inc.*                        (a)      2,047,696
 32,000         Owens - Illinois, Inc.*                                 804,480
                                                                    -----------
                                                                      2,852,176
                                                                    -----------
            CONTAINERS - PAPER / PLASTIC - 4.49%
 26,000         Pactiv Corp.*                                           607,100
 46,500         Sealed Air Corp.*                            (a)      2,415,210
                                                                    -----------
                                                                      3,022,310
                                                                    -----------
            DENTAL SUPPLIES & EQUIPMENT - 2.68%
 50,153         Sybron Dental Specialties, Inc.*                      1,800,493
                                                                    -----------
            DISTRIBUTION / WHOLESALE - 1.39%
 18,000         Scansource, Inc.*                                       932,940
                                                                    -----------
            ELECTRONIC COMPONENTS - MISCELLANEOUS - 0.96%
 52,000         Vishay Intertechnology, Inc.*                           646,360
                                                                    -----------
            ELECTRONIC COMPONENTS - SEMICONDUCTORS - 0.14%
  2,050         International Rectifier Corp.*                           93,275
                                                                    -----------
            ELECTRONIC PARTS DISTRIBUTION - 1.30%
 47,600         Avnet, Inc.*                                            876,792
                                                                    -----------
            ENTERPRISE SOFTWARE / SERVICES - 2.40%
 60,000         Business Objects S.A. - Sponsored ADR                 1,613,400
                                                                    -----------

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

(UNAUDITED)
--------------------------------------------------------------------------------


                                                                  MARCH 31, 2005
SHARES                                                             MARKET VALUE

          COMMON STOCK (CONTINUED)

            FOOD - MISCELLANEOUS / DIVERSIFIED - 4.32%
105,900         American Italian Pasta Co., Class A                 $ 2,901,660
                                                                    -----------
            GOLF - 1.84%
 96,600         Callaway Golf Co.                                     1,236,480
                                                                    -----------
            HOME DECORATION PRODUCTS - 2.07%
 63,500         Newell Rubbermaid, Inc.                               1,393,190
                                                                    -----------
            HOTELS & MOTELS - 1.23%
 31,600         Orient-Express Hotels Ltd., Class A                     824,760
                                                                    -----------
            HUMAN RESOURCES - 0.85%
 12,000         Labor Ready, Incorporated*                              223,800
 13,000         Robert Half International, Inc.                         350,480
                                                                    -----------
                                                                        574,280
                                                                    -----------
            INSTRUMENTS - SCIENTIFIC - 0.82%
  7,000         Applera Corp. - Applied Biosystems Group                138,180
 20,000         PerkinElmer, Inc.                                       412,600
                                                                    -----------
                                                                        550,780
                                                                    -----------
            MACHINERY - PRINT TRADE - 2.54%
 36,000         Zebra Technologies Corp. - Class A*                   1,709,640
                                                                    -----------
            MEDICAL - BIOMEDICAL / GENETICS - 7.14%
 43,032         Affymetrix, Inc.*                                     1,842,200
 62,000         Chiron Corp.*                                (a)      2,173,720
 96,825         Illumina, Inc.*                                         782,346
                                                                    -----------
                                                                      4,798,266
                                                                    -----------
            MEDICAL - DRUGS - 1.80%
 56,000         Priority Healthcare Corp., Class B*                   1,211,280
                                                                    -----------
            MEDICAL LABS & TESTING SERVICE - 0.50%
 35,000         Specialty Labortories, Inc.*                            334,250
                                                                    -----------
            MEDICAL PRODUCTS - 0.64%
 66,500         Caliper Life Sciences, Inc.                             428,925
                                                                    -----------
            NETWORKING PRODUCTS - 2.15%
 40,000         Anixter International, Inc.*                          1,446,000
                                                                    -----------

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

(UNAUDITED)
--------------------------------------------------------------------------------


                                                                  MARCH 31, 2005
SHARES                                                             MARKET VALUE

          COMMON STOCK (CONTINUED)

            OFFICE FURNISHINGS - ORIGINAL - 0.50%
 24,400         Steelcase, Inc., Class A                            $   336,720
                                                                    -----------
            OIL - FIELD SERVICES - 4.67%
 60,500         BJ Services Co.                              (a)      3,138,740
                                                                    -----------
            PAPER & RELATED PRODUCTS - 2.70%
 25,000         Temple-Inland, Inc.                                   1,813,750
                                                                    -----------
            PUBLISHING - PERIODICALS - 0.58%
 89,000         Primedia, Inc.*                                         387,150
                                                                    -----------
            RADIO - 2.07%
 44,000         XM Satellite Radio Holdings, Inc., Class A*           1,391,720
                                                                    -----------
            RETAIL - APPAREL / SHOES - 8.92%
 53,000         Bebe Stores, Inc.                                     1,799,350
 98,050         JOS. A. Bank Clothiers, Inc.*                (a)      2,872,865
 37,000         Pacific Sunwear of California, Inc.*         (a)      1,035,260
 82,700         Wet Seal, Inc., Class A*                                287,796
                                                                    -----------
                                                                      5,995,271
                                                                    -----------
            RETAIL - DISCOUNT - 5.92%
 55,000         Dollar General Corp.                                  1,205,050
  9,000         Dollar Tree Stores, Inc.*                               258,570
 83,000         Family Dollar Stores, Inc.                   (a)      2,519,880
                                                                    -----------
                                                                      3,983,500
                                                                    -----------
            RETAIL - JEWELRY - 3.03%
 59,000         Tiffany & Co.                                         2,036,680
                                                                    -----------
            RETAIL - MUSIC STORE - 2.81%
 34,500         Guitar Center, Inc.*                         (a)      1,891,635
                                                                    -----------
            RETAIL - RESTAURANTS - 2.51%
 72,000         California Pizza Kitchen, Inc.*              (a)      1,687,680
                                                                    -----------
            RETAIL-HOME FURNISHINGS - 0.65%
 27,735         Design Within Reach, Inc.*                              436,410
                                                                    -----------
            SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 2.02%
 37,500         Analog Devices, Inc.                                  1,355,250
                                                                    -----------

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

(UNAUDITED)
--------------------------------------------------------------------------------


                                                                  MARCH 31, 2005
SHARES                                                             MARKET VALUE

          COMMON STOCK (CONTINUED)

            TRANSPORT - EQUIPMENT & LEASING - 4.56%
 48,327         Amerco, Inc.*                                (a)    $ 2,237,540
 25,000         GATX Corp.                                              829,750
                                                                    -----------
                                                                      3,067,290
                                                                    -----------
            TRANSPORT - SERVICES - 3.31%
 53,300         Ryder System, Inc.                                    2,222,610
                                                                    -----------
            TRANSPORTATION - TRUCKING - 2.80%
 32,000         CNF, Inc.                                    (a)      1,497,280
 19,800         Werner Enterprises, Inc.                     (a)        384,714
                                                                    -----------
                                                                      1,881,994
                                                                    -----------
          TOTAL COMMON STOCK (COST $65,067,582)                     $67,586,447
                                                                    -----------
            WARRANTS - 0.00%

            MEDICAL - NURSING HOMES - 0.00%
      1         Sun Healthcare Group, Inc.*                  (2)              0
                                                                    -----------
                                                                    $         0
                                                                    -----------

            COMMERCIAL SERVICES - FINANCE - 0.00%
      1         NCO Group, Inc.*                             (1)              0
                                                                    -----------
            THERAPEUTICS - 0.00%
      1         CorAutus Genetics, Inc.*                     (3)              0
                                                                    -----------

          TOTAL WARRANTS (COST $2,595)                              $         0
                                                                    -----------

CONTRACTS

          PURCHASED OPTIONS - 0.21%

            CALL OPTIONS - 0.21%

            ELECTRONIC COMPONENTS - SEMICONDUCTORS - 0.02%
    200         Broadcom Corporation, 4/16/05, $30.00               $    16,000
                                                                    -----------

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

(UNAUDITED)
--------------------------------------------------------------------------------


                                                                  MARCH 31, 2005
CONTRACTS                                                          MARKET VALUE

            FOOD - RETAIL - 0.03%
    281         Whole Foods Market, Inc., 4/16/05, $105.00               16,860
                                                                    -----------
            RETAIL - CONSUMER ELECTRONICS - 0.16%
    200         Best Buy Co., 5/21/05, $50.00                           106,000
                                                                    -----------
            TOTAL CALL OPTIONS (COST $133,892)                          138,860
                                                                    -----------
          TOTAL PURCHASED OPTIONS (COST $133,892)                   $   138,860
                                                                    -----------

          TOTAL INVESTMENTS (COST $65,204,069) - 100.74%            $67,725,307
                                                                    -----------

          OTHER ASSETS, LESS LIABILITIES - (0.74%) **                  (495,487)
                                                                    -----------

          NET ASSETS - 100.00%                                      $67,229,820
                                                                    ===========

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased, and open written options.

(b)  Security held in connection with an open put or call option contract.

(1) The Company has the right to purchase 4,460 common shares at $54.47 per share, expiring September 28, 2006.

(2) The Company has the right to purchase 34,000 common shares at $54.47 per share, expiring February 3, 2009.

(3) The Company has the right to purchase 20,000 common shares at $54.47 per share, expiring December 31, 2008.

*    Non-income producing security.

** Includes $7,671,245 invested in a PNC Bank Money Market Account, which is 11.41% of net assets.

ADR  American Depository Receipt

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

(UNAUDITED)
--------------------------------------------------------------------------------


                                                                  MARCH 31, 2005
SHARES                                                             MARKET VALUE

          SECURITIES SOLD, NOT YET PURCHASED - (32.13%)

            APPLIANCES - (6.32%)
98,300          Maytag Corp.                                        $(1,373,251)
42,500          Whirlpool Corp.                                      (2,878,525)
                                                                    -----------
                                                                     (4,251,776)
                                                                    -----------
            AUTOMOBILE / TRUCK PARTS & EQUIPMENT - (0.57%)
15,600          American Axle & Manufacturing Holdings, Inc.           (382,200)
                                                                    -----------
            BROADCASTING SERVICES / PROGRAMMING - (3.82%)
74,500          Clear Channel Communications, Inc.                   (2,568,015)
                                                                    -----------
            COMMERCIAL BANKS - SOUTHERN U.S. - (2.16%)
32,000          Compass Bancshares, Inc.                             (1,452,800)
                                                                    -----------
            DISTRIBUTION / WHOLESALE - (0.84%)
10,000          CDW Corp.                                              (566,800)
                                                                    -----------
            FINANCE - CREDIT CARD - (3.11%)
28,000          Capital One Financial Corp.                          (2,093,560)
                                                                    -----------
            FINANCE - MORTGAGE LOAN / BANKER - (1.97%)
40,800          Countrywide Financial Corp.                          (1,324,368)
                                                                    -----------
            FOOD - MISCELLANEOUS / DIVERSIFIED - (0.95%)
34,250          Hain Celestial Group, Inc.                             (638,420)
                                                                    -----------
            FOOD - RETAIL - (0.29%)
12,000          Kroger Co.                                             (192,360)
                                                                    -----------
            INTERNET INFRASTRUCTURE EQUIPMENT - (0.98%)
25,600          Avocent Corp.                                          (656,896)
                                                                    -----------
            MEDICAL PRODUCTS - (1.39%)
12,000          Zimmer Holdings, Inc.                                  (933,720)
                                                                    -----------
            PHARMACY SERVICES - (1.12%)
19,000          Caremark Rx, Inc.                                      (755,820)
                                                                    -----------
            REGISTERED INVESTMENT COMPANY - (1.89%)
31,800          Financial Select Sector SPDR Fund                      (902,802)
10,000          Nasdaq-100 Index Tracking Stock                        (365,700)
                                                                    -----------
                                                                     (1,268,502)
                                                                    -----------

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

(UNAUDITED)
--------------------------------------------------------------------------------


                                                                  MARCH 31, 2005
SHARES                                                             MARKET VALUE

          SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)

            RETAIL - PET FOOD & SUPPLIES - (2.53%)
31,300          PETCO Animal Supplies, Inc.                        $ (1,152,153)
19,000          Petsmart, Inc.                                         (546,250)
                                                                   ------------
                                                                     (1,698,403)
                                                                   ------------
            RETAIL - REGIONAL DEPARTMENT STORES - (1.36%)
34,000          Dillard's, Inc., Class A                               (914,600)
                                                                   ------------
            RETAIL - RESTAURANTS - (0.64%)
15,000          Landry's Restaurants, Inc.                             (433,800)
                                                                   ------------
            RETAIL - SPORTING GOODS - (0.62%)
20,100          Cabela's, Inc., Class A                                (414,663)
                                                                   ------------
            TELEVISION - (1.57%)
38,150          Univision Communications, Inc., Class  A             (1,056,374)
                                                                   ------------
          TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS
            $21,273,317)                                           $(21,603,077)
                                                                   ============

CONTRACTS

          WRITTEN OPTIONS - (0.08%)

            CALL OPTIONS - (0.06%)

            DISTRIBUTION / WHOLESALE - (0.06%)
   100          CDW Corporation, 7/16/05, $55.00                        (43,000)
                                                                   ------------
            TOTAL CALL OPTIONS (COST $(50,865))                         (43,000)
                                                                   ------------
            PUT OPTIONS - (0.02%)

            OIL COMPANIES - EXPLORATION & PRODUCTION - (0.02%)
   100          Anadarko Petroleum Corporation, 4/16/05, $75.00         (10,500)
                                                                   ------------
            TOTAL PUT OPTIONS (COST $(23,984))                          (10,500)
                                                                   ------------
          TOTAL WRITTEN OPTIONS (PREMIUMS $74,849)                 $    (53,500)
                                                                   ============

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advantage Advisors Augusta Fund, LLC
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bryan McKigney
                         -------------------------------------------------------
                           Bryan McKigney, Principal Executive Officer


Date         May 20, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bryan McKigney
                         -------------------------------------------------------
                           Bryan McKigney, Principal Executive Officer
                           and Principal Financial Officer

Date         May 20, 2005
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.